16 Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Schedule of property and equipment

All other repair and maintenance costs are recognized in the statement of operations for the year as incurred.

Asset Category	Average annual depreciation rate in %
Buildings	2.47
Leasehold improvements	4.15
Machinery and equipment	11.91
Facilities	6.81
Furniture and appliances	11.42

Schedule of property and equipment rollforward
16.3	Property, plant and equipment rollforward

	As of December 31, 2019	Additions	Remeasurement	Write-off	Depreciation	Transfer and others	Conversion adjustment to reporting currency	Corporate restructuring (Note 1.3)	Discontinued operation	As of December 31, 2020
Land	2,766	61	—	(32)	—	(70)	541	146	(2,931)	481
Buildings	3,829	78	—	(85)	(121)	(139)	704	—	(3,657)	609
Improvements	2,207	694	—	(71)	(189)	293	70	(4)	(402)	2,598
Equipment	1,242	227	—	(28)	(260)	84	151	(1)	(780)	635
Facilities	330	58	—	(6)	(32)	(16)	8	—	(73)	269
Furnitures and appliances	601	78	—	(15)	(128)	58	66	—	(320)	340
Constructions in progress	140	344	—	(7)	—	(318)	18	—	(99)	78
Others	42	8	—	—	(16)	12	—	(2)	(7)	37
Subtotal	11,157	1,548	—	(244)	(746)	(96)	1,558	139	(8,269)	5,047
Lease - right of use:
Buildings	3,449	1,217	628	(588)	(501)	2	403	(4)	(2,183)	2,423
Equipment	43	23	(7)	(1)	(15)	3	9	—	(49)	6
Land	3	—	—	—	—	—	—	—	(3)	—
Subtotal	3,495	1,240	621	(589)	(516)	5	412	(4)	(2,235)	2,429
Total	14,652	2,788	621	(833)	(1,262)	(91)	1,970	135	(10,504)	7,476

	As of December 31, 2018	Additions	Purchase Partnership	Remeasurement	Write-off	Depreciation	Transfer and others	Currency translation adjustment	As of December 31, 2019
Land	348	76	2,277	—	—	—	25	40	2,766
Buildings	583	231	2,935	—	—	(25)	56	49	3,829
Improvements	1,733	553	334	—	(302)	(123)	12	—	2,207
Equipment	416	232	672	—	(20)	(93)	25	10	1,242
Facilities	221	66	64	—	(1)	(20)	2	(2)	330
Furnitures and appliances	226	81	300	—	(8)	(40)	36	6	601
Constructions in progress	39	69	154	—	(3)	—	(122)	3	140
Others	29	4	6	—	—	(11)	14	—	42
Subtotal	3,595	1,312	6,742	—	(334)	(312)	48	106	11,157
Lease - right of use:
Buildings	1,053	670	1,727	138	(28)	(140)	(3)	32	3,449
Equipment	7	15	25	—	—	(5)	(1)	2	43
Land	—	—	3	—	—	—	—	—	3
Subtotal	1,060	685	1,755	138	(28)	(145)	(4)	34	3,495
Total	4,655	1,997	8,497	138	(362)	(457)	44	140	14,652

	As of January 1, 2018	Additions	Remeasurement	Write-off	Depreciation	Transfers and others (*)	As of December 31, 2018
Land	261	45	—	—	—	42	348
Buildings	437	170	—	(3)	(13)	(8)	583
Improvements	1,346	421	—	(30)	(95)	91	1,733
Equipment	351	142	—	(8)	(69)	—	416
Facilities	178	57	—	(3)	(15)	4	221
Furniture and appliances	169	79	—	(5)	(26)	9	226
Constructions in progress	43	52	—	(12)	—	(44)	39
Others	28	11	—	—	(10)	—	29
Subtotal	2,813	977	—	(61)	(228)	94	3,595
Lease – right of use:
Buildings	901	210	52	(13)	(97)	—	1,053
Equipment	11	—	—	—	(4)	—	7
Subtotal	912	210	52	(13)	(101)	—	1,060
Total	3,725	1,187	52	(74)	(329)	94	4,655

Schedule of property plant breakdown
16.4	Breakdown

	As of December 31,
	2020			2019
	Historical cost	Accumulated depreciation	Net amount	Historical cost	Accumulated depreciation	Net amount
Land	481	—	481	2,766	—	2,766
Buildings	704	(95)	609	4,034	(205)	3,829
Improvements	3,203	(605)	2,598	3,023	(816)	2,207
Equipment	1,061	(426)	635	2,326	(1,084)	1,242
Facilities	354	(85)	269	477	(147)	330
Furniture and appliances	513	(173)	340	1,163	(562)	601
Construction in progress	78	—	78	140	—	140
Others	101	(64)	37	110	(68)	42
	6,495	(1,448)	5,047	14,039	(2,882)	11,157
Finance lease	—	—
Buildings	3,205	(782)	2,423	4,198	(749)	3,449
Equipment	47	(41)	6	92	(49)	43
Land	—	—	—	6	(3)	3
	3,252	(823)	2,429	4,296	(801)	3,495
Total Property plant and equipment	9,747	(2,271)	7,476	18,335	(3,683)	14,652

Schedule of additions to property and equipment for cash flow presentation
16.7	Additions to property, plant and equipment for cash flow presentation purpose are as follows:

	2020	2019	2018
Additions	2,788	1,997	1,187
Leases	(1,241)	(685)	(210)
Capitalized interest	(12)	(11)	(12)
Financing of property, plant and equipment – Additions (i)	(1,437)	(1,217)	(921)
Financing of property, plant and equipment – Payments (ii)	1,464	1,273	863
Total	1,562	1,357	907
(i)	Additions relate to the acquisition of operating assets, purchase of land and buildings to expansion activities, building of new stores, improvements of existing distribution centers and stores and investments in equipment and information technology.
(ii)	The additions to property, plant and equipment above are presented to reconcile the acquisitions during the year with the amounts presented in the statement of cash flows net of items that did not impact cash flow.